Segment Information Narrative (Detail) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jul. 01, 2016 USD ($)	Apr. 01, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 02, 2015 USD ($)	Jul. 03, 2015 USD ($)	Apr. 03, 2015 USD ($)	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of Operating Segments | Segment	2									2
Sales	$ 1,535.2	$ 1,627.1	$ 1,567.4	$ 1,555.1	$ 1,474.7	$ 1,575.8	$ 1,524.6	$ 1,564.9	$ 1,513.5	$ 6,224.3	$ 6,178.8	$ 6,337.2
Operating profit	294.9	337.7	$ 323.2	$ 322.1	263.0	338.1	$ 301.8	$ 335.7	$ 294.1	1,246.0	1,269.7	1,245.3
Identifiable assets	8,234.3	8,189.8				7,210.6				8,189.8	7,210.6	7,355.6
Depreciation and amortization										176.4	176.9	178.0
Capital expenditures, gross	26.8				28.4					129.6	120.1	102.6
Operating Segments | Professional Instrumentation
Segment Reporting Information [Line Items]
Sales	716.1				697.4					2,891.6	2,974.2	3,121.6
Operating profit	158.0				146.0					642.3	694.8	691.6
Identifiable assets		3,905.2				3,894.0				3,905.2	3,894.0	4,124.6
Depreciation and amortization										99.4	103.5	107.4
Capital expenditures, gross										36.2	34.6	30.0
Operating Segments | Industrial Technologies
Segment Reporting Information [Line Items]
Sales	819.1				777.3					3,332.7	3,204.6	3,215.6
Operating profit	152.6				130.7					667.4	617.2	597.0
Identifiable assets		3,294.8				3,316.6				3,294.8	3,316.6	3,231.0
Depreciation and amortization										75.7	73.4	70.6
Capital expenditures, gross										84.4	85.5	72.6
Other
Segment Reporting Information [Line Items]
Operating profit	$ (15.7)				$ (13.7)					(63.7)	(42.3)	(43.3)
Identifiable assets		$ 989.8				$ 0.0				989.8	0.0	0.0
Depreciation and amortization										1.3	0.0	0.0
Capital expenditures, gross										$ 9.0	$ 0.0	$ 0.0